UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09651 811-09735

Name of Fund: BlackRock Focus Growth Fund, Inc.
                           Master Focus Growth LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Focus
Growth Fund, Inc. and Master Focus Growth LLC, 800 Scudders Mill Road, Plainsboro, NJ,
08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762 Date of fiscal year end: 11/30/2008 Date of reporting period: 12/01/2007 – 02/29/2008 Item 1 – Schedule of Investments

BlackRock Focus Growth Fund, Inc. Schedule of Investments as of February 29, 2008 (Unaudited) (Percentages shown are based on Net Assets)

Beneficial
Interest
(000)	Mutual Funds	Value

$ 1,612	Master Focus Growth LLC	$ 66,412,269

	Total Investments
	(Cost - $62,563,816) - 100.1%	66,412,269
	Liabilities in Excess of Other Assets - (0.1%)	(99,314)

	Net Assets - 100.0%	$ 66,312,955

Master Focus Growth LLC
Schedule of Investments as of February 29, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

Industry	Shares	Common Stocks	Value

Aerospace & Defense - 3.0%	18,200	Precision Castparts Corp.	$ 2,009,098

Beverages - 3.6%	29,600	Cia de Bebidas das Americas (Preference Shares) (a)	2,411,808

Biotechnology - 3.9%	55,100	Gilead Sciences, Inc. (b)	2,607,332

Chemicals - 3.6%	15,200	Potash Corp. of Saskatchewan, Inc.	2,415,280

Commercial Services & Supplies - 4.0%	41,700	FTI Consulting, Inc. (b)	2,647,950

Communications Equipment - 1.5%	42,100	Cisco Systems, Inc. (b)	1,025,977

Computers & Peripherals - 2.6%	13,800	Apple, Inc. (b)	1,725,276

Construction & Engineering - 3.4%	27,900	Jacobs Engineering Group, Inc. (b)	2,240,091

Electrical Equipment - 6.5%	34,400	General Cable Corp. (b)	2,123,168
	39,000	Roper Industries, Inc.	2,199,600

			4,322,768

Electronic Equipment & Instruments - 3.6%	24,700	Itron, Inc. (b)	2,354,651

Food & Staples Retailing - 3.5%	57,100	CVS Caremark Corp.	2,305,698

Health Care Equipment & Supplies - 3.6%	39,800	Hologic, Inc. (b)	2,400,338

Health Care Providers & Services - 3.0%	34,000	Express Scripts, Inc. (b)	2,009,400

Household Products - 3.6%	36,300	The Procter & Gamble Co.	2,402,334

IT Services - 3.3%	11,700	MasterCard, Inc. Class A	2,223,000

Internet & Catalog Retail - 2.8%	28,600	Amazon.com, Inc. (b)	1,843,842

Internet Software & Services - 6.4%	4,350	Google, Inc. Class A (b)	2,049,633
	60,900	Mercadolibre, Inc. (b)	2,201,535

			4,251,168

Life Sciences Tools & Services - 6.8%	45,400	Thermo Fisher Scientific, Inc. (b)	2,539,222
	32,600	Waters Corp. (b)	1,943,286

			4,482,508

Metals & Mining - 7.8%	46,300	Barrick Gold Corp.	2,405,285
	27,500	Freeport-McMoRan Copper & Gold, Inc. Class B	2,773,650

			5,178,935

Oil, Gas & Consumable Fuels - 3.8%	33,200	Consol Energy, Inc.	2,522,536

Pharmaceuticals - 3.6%	48,400	Teva Pharmaceutical Industries Ltd. (a)	2,374,988

Software - 2.9%	71,300	Microsoft Corp.	1,940,786

Thrifts & Mortgage Finance - 2.8%	66,500	Fannie Mae	1,838,725

Wireless Telecommunication	34,900	China Mobile (Hong Kong) Ltd. (a)	2,604,238
Services - 7.4%	73,800	SBA Communications Corp. Class A (b)	2,291,490

			4,895,728

		Total Common Stocks
		(Cost - $60,604,990) - 97.0%	64,430,217

Beneficial
	Interest
	(000)	Short-Term Securities

$ 1,662		BlackRock Liquidity Series, LLC
		Cash Sweep Series, 3.76% (c)(d)	1,661,983

		Total Short-Term Securities
		(Cost - $1,661,983) - 2.5%	1,661,983

Contracts		Options Purchased

Call Options Purchased	210	Cisco Systems, Inc., expiring July 2008 at $25	38,535

		Total Options Purchased
		(Premiums Paid - $40,268) - 0.1%	38,535

		Total Investments Before Options Written
		(Cost - $62,307,241*) - 99.6%	66,130,735

Master Focus Growth LLC
Schedule of Investments as of February 29, 2008 (Unaudited)			(Percentages shown are based on Net Assets)

	Contracts	Options Written	Value

Call Options Written	41	Amazon.Com, Inc., expiring March 2008 at $80	$ (512)
	41	Amazon.Com, Inc., expiring April 2008 at $80	(2,460)
	19	Apple, Inc., expiring April 2008 at $135	(8,692)
	66	Barrick Gold Corp., expiring March 2008 at $50	(20,130)
	50	China Mobile (Hong Kong) Ltd., expiring April 2008
		at $85	(7,375)
	48	Cia de Bebidas das Americas (Preference Shares),
		expiring April 2008 at $85	(17,520)
	420	Cisco Systems, Inc., expiring July 2008 at $27.5	(37,170)
	47	Consol Energy, Inc., expiring March 2008 at $85	(4,817)
	47	Consol Energy, Inc., expiring April 2008 at $85	(13,983)
	39	Freeport-McMoRan Copper & Gold, Inc. Class B, expiring
		March 2008 at $95	(32,468)
	39	Freeport-McMoRan Copper & Gold, Inc. Class B, expiring
		March 2008 at $105	(10,979)
	39	Freeport-McMoRan Copper & Gold, Inc. Class B, expiring
		April 2008 at $105	(22,815)
	49	General Cable Corp., expiring April 2008 at $70	(7,595)
	79	Gilead Sciences, Inc., expiring March 2008 at $45	(23,107)
	6	Google, Inc. Class A, expiring March 2008 at $540	(570)
	56	HOLOGIC INC, expiring April 2008 at $65	(10,500)
	40	Jacobs Engineering Group, Inc., expiring March 2008
		at $90	(2,300)
	40	Jacobs Engineering Group, Inc., expiring April 2008
		at $90	(7,900)
	17	MasterCard, Inc. Class A, expiring April 2008 at $220	(5,270)
	54	Mercadolibre, Inc., expiring March 2008 at $40	(10,395)
	54	Mercadolibre, Inc., expiring March 2008 at $45	(4,590)
	87	Mercadolibre, Inc., expiring April 2008 at $35	(45,675)
	25	Potash Corp. of Saskatchewan, Inc., expiring March 2008
		at $155	(24,750)
	21	Potash Corp. of Saskatchewan, Inc., expiring April 2008
		at $170	(17,325)
	26	Precision Castparts Corp., expiring March 2008 at $115	(7,020)
	26	Precision Castparts Corp., expiring April 2008 at $130	(3,380)

		Total Options Written
		(Premiums Received - $374,258) - (0.5%)	(349,298)

		Total Investments, Net of Options Written
		(Cost - $61,932,983) - 99.1%	65,781,437
		Other Assets Less Liabilities - 0.9%	630,832

		Net Assets - 100.0%	$ 66,412,269

*	The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$62,311,663

Gross unrealized appreciation	$ 7,606,729
Gross unrealized depreciation	(3,787,657)

Net unrealized appreciation	$ 3,819,072

(a)	Depositary receipts.

(b)	Non-income producing security.

Master Focus Growth LLC

Schedule of Investments as of February 29, 2008 (Unaudited)

(c)	Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net Activity	Interest
	Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
	Cash Sweep Series	$ 1,662	$ 22,583

(d)	Represents the current yield as of February 29, 2008.

  For Master LLC compliance purposes, the Master LLC's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Master Focus Growth LLC

Effective December 1, 2007, the Master Focus Growth LLC (the “Master LLC”) adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.

FAS 157 establishes a hierarchy that classifies these inputs into the three broad levels listed below:

  Level 1 – price quotations in active markets/exchanges for identical securities
  Level 2 –other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market –corroborated inputs)
  Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of February 29, 2008 in determining the fair valuation of the Master LLC’s investments:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*

Level 1	$64,430,217	$ 23,227
Level 2	1,661,983	0
Level 3	0	0

Total	$66,092,200	$ 23,227

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: April 23, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Focus Growth Fund, Inc. and Master Focus Growth LLC

Date: April 23, 2008